Annual Total Returns- Janus Henderson International Managed Volatility Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson International Managed Volatility Fund - Class D	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	9.76%	(13.59%)	17.01%	26.40%	(5.96%)	4.62%	(4.37%)	28.76%	(9.18%)	11.12%